Property, Plant and Equipment	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment

6. Property, Plant and Equipment

Property, plant and equipment is comprised of the following:

	December 31, 2011	December 31, 2012	Estimated Useful Lives
Land and improvements	$92,386	$91,456	10 to 25 years
Buildings and improvements	193,189	197,330	10 to 40 years
Machinery and equipment	415,828	511,753	5 to 10 years
Construction in progress	78,884	95,414

	780,287	895,953
Accumulated depreciation	(160,570)	(267,345)

Property, plant and equipment, net	$619,717	$628,608

During 2012, the Company impaired property, plant and equipment at one of their European facilities with a carrying value of approximately $16,700 to their fair value of approximately $9,400, resulting in an impairment charge of approximately $7,300. Fair value was determined using discounted cash flows, revenue growth of 2% and a discount rate of 15%.

Depreciation expense totaled $35,333, $57,687, $108,473, and $107,275 for the five months ended May 31, 2010, the seven months ended December 31, 2010 and the years ended December 31, 2011 and 2012, respectively.